Note 39 - Financial Instruments - Schedule of Financial Assets (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Financial assets at FVTPL		$ 4,501,000	$ 1,000
Financial assets at amortized cost	[1]	162,083,276	65,067,697
Financial assets		$ 166,584,276	$ 65,068,697

[1]	Financial assets at amortized cost include cash and cash equivalents, restricted deposits, accounts receivable, net, other receivables, net and guarantee deposits assets.